KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Advisor Class A (KWIAX)
Advisor Class C (KWICX)

Supplement dated April 30, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2013

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management, LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 28, 2013 (the “Record Date”) will participate in the reverse split.  After the close of markets on the Record Date, the Fund will affect a twelve for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every twelve shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 92%.  In addition, the per share net asset value (“NAV”) and next day’s opening market price will be approximately twelve-times higher for the Fund.

Shares of the Fund will be offered on a split-adjusted basis on May 31, 2013 (the “Effective Date”).  The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for twelve reverse split anticipated for the Fund on a shareholder’s investment:

1 for 12 Reverse Split

Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	120	$10	$1,200
Post-Split	10	$120	$1,200

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

No Load Class (KWINX)

Supplement dated April 30, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2013

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 28, 2013 (the “Record Date”) will participate in the reverse split.  After the close of markets on the Record Date, the Fund will affect a twelve for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every twelve shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 92%.  In addition, the per share net asset value (“NAV”) and next day’s opening market price will be approximately twelve-times higher for the Fund.

Shares of the Fund will be offered on a split-adjusted basis on May 31, 2013 (the “Effective Date”).  The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for twelve reverse split anticipated for the Fund on a shareholder’s investment:

1 for 12 Reverse Split

Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	120	$10	$1,200
Post-Split	10	$120	$1,200

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Alternative Income Fund
(formerly, the Kinetics Water Infrastructure Fund)

Institutional Class (KWIIX)

Supplement dated April 30, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2013

On March 11, 2013, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved a reverse split of the issued and outstanding shares of the Kinetics Alternative Income Fund (the “Fund”).

Shareholders of record of the Fund on May 28, 2013 (the “Record Date”) will participate in the reverse split.  After the close of markets on the Record Date, the Fund will affect a twelve for one reverse split of its issued and outstanding shares.

As a result of this reverse split, every twelve shares of the Fund will be exchanged for one share.  Accordingly, the total number of the issued and outstanding shares for the Fund will decrease by 92%.  In addition, the per share net asset value (“NAV”) and next day’s opening market price will be approximately twelve-times higher for the Fund.

Shares of the Fund will be offered on a split-adjusted basis on May 31, 2013 (the “Effective Date”).  The value of a shareholder’s investment will not be affected by the reverse split.  The table below illustrates the effect of a hypothetical one for twelve reverse split anticipated for the Fund on a shareholder’s investment:

1 for 12 Reverse Split

Period	# of Shares Owned	Hypothetical NAV	Total Market Value
Pre-Split	120	$10	$1,200
Post-Split	10	$120	$1,200

Questions regarding these changes may be directed to the Company at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE